EXPLORATION AND EVALUATION ASSETS	3 Months Ended
Mar. 31, 2022
EXPLORATION AND EVALUATION ASSETS

5. EXPLORATION AND EVALUATION ASSETS

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada		Greenland

	Post Creek Property	Halcyon Property	Quetico Claims	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2021	318	246	5	46	626
Acquisition costs – cash	5	4	-	-	9
Impairment	-	-	-	-	-
Balance, March 31, 2022	323	250	5	46	635

Exploration
Balance, December 31, 2021	1,542	265	119	36,558	38,473
Administration	-	-	-	-	-
Drilling	-	-	-	-	-
Geology	4	4	2	10	20
Geophysics	-	-	-	1	1
Property maintenance	-	-	3	42	45
Infrastructure	-	-	-	-	-
Impairment	-	-	-	-	-
	4	4	5	53	66
Balance, March 31, 2022	1,546	269	124	36,611	38,539

Total, March 31, 2022	1,869	519	129	36,657	39,174

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2022

(Expressed in Canadian dollars)

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada		Greenland

	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2020	308	238	42	14	46	648
Acquisition costs – cash	5	4	-	-	-	9
Balance, March 31, 2021	313	242	42	14	46	657
Exploration
Balance, December 31, 2020	1,529	252	142	13	36,519	38,455
Property maintenance	-	-	-	-	17	17
Drilling	-	-	-	-	11	11
Geology	3	3	10	-	11	27
Geophysics	-	-	1	-	-	1
	3	3	11	-	39	56
Balance, March 31, 2021	1,532	255	153	13	36,558	38,511
Total, March 31, 2021	1,845	497	195	27	36,604	39,168

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009 and as last amended on March 12, 2013, the Company completed the required consideration and acquired the rights to a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

Commencing August 1, 2015, the Company is obligated to pay advances on net smelter return royalties (“NSR”) of $10,000 per annum. The Company paid the required $5,000 during the three months period ended March 31, 2022 (March 31, 2021 - $5,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the three months period ended March 31, 2022, the Company incurred exploration expenditures totalling $3,953 (March 31, 2021 - $3,406) on the Post Creek Property.

Halcyon

On December 31, 2015, the Company completed the required consideration of the option agreement and acquired rights to a mineral claim known as the Halcyon Property located within the Sudbury Mining District of Ontario, subject to certain NSR and advance royalty payments.

Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8,000 per annum. The Company paid the required $4,000 during three months period ended March 31, 2022 (March 31, 2021 - $4,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the three months period ended March 31, 2022, the Company incurred $3,953 (March 31, 2021 - $7,406) in acquisition and exploration expenditures on the Halcyon Property.

Quetico

On April 26 and May 17, 2018, the Company acquired the right to certain mineral claims known as Quetico located within the Sudbury Mining District of Ontario.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2022

(Expressed in Canadian dollars)

The Company had no minimum required exploration commitment for the years ended December 31, 2021 2020 and 2019 as it is not required to file any geoscience assessment work between the initial recording of a mining claim and the first anniversary date of the mining claim and two one-year exclusions were granted as a result of the COVID-19 pandemic.

In April 2020, the Company applied for a one - year exclusion under a COVID-19 relief program offered by the Ontario Ministry of Energy, Northern Development and Mine (ENDM). The one-year exclusion was granted on September 1, 2020, thus adjusting the work requirement due dates to April and May of 2021. The COVID-19 relief program was offered again in 2021, and the Company lodged a second set of applications on March 29, 2021 and April 21, 2021 to extend the tenure of the claim blocks. The additional one-year exclusions were granted on May 14 and May 20, 2021 thus adjusting the work requirement due dates to April and May of 2022.

By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of approved exploration activity per claim unit must be reported to the Provincial Recording Office. Alternately, the Company could maintain mining claims by filing an Application to Distribute Banked Assessment Work Credits form before any due date. Payments in place of reporting assessment work may also be used to meet yearly assessment work requirements, provided the payments are not used for the first unit of assessment work. The total annual work requirement for Quetico project after April 26, 2021 is $324,000 should the Company maintain the current size of the claims. Work reports for 2020 were filed and total expenditures of $61,783 were approved on June 4, 2021.

During the three months period ended March 31, 2022, the Company incurred $4,799 (March 31, 2021 - $10,993) in exploration and license related expenditures on the Quetico Property.

IFRS 6 requires management to assess the exploration and evaluation assets for impairment. Accordingly, at December 31, 2021, management believed that facts and circumstances existed to suggest that the carrying amount of Quetico claims exceeded its recoverable amount. As a result, management determined the Quetico claims should be impaired by $71,466 and its recoverable amount was reduced to $124,348 at the end of December 31, 2021.

Loveland Nickel (Enid Creek) Property

On September 25, 2019, the Company entered into earn in agreement to acquire a 100% interest, subject to a 1% NSR, in certain claims known as the Loveland Nickel (Enid Creek) Property located in Timmins, Ontario. Consideration included acquisition costs of $1,525,000 in cash and the issuance of 300,000 common shares. During the year ended December 31, 2019, the Company paid $25,000 and issued 300,000 common shares at a fair value of $51,000. Exploration expenditures of $4,500,000 were to be incurred over a period ending September 25, 2024.

As of December 31, 2020, the Company incurred an aggregate exploration and acquisition expenditures of $437,897. Based on the results of the exploration program completed in April 2020, management elected not to proceed with further exploration on the property and terminated the agreement. Accordingly, all acquisition and exploration related costs were impaired as at December 31, 2020, totalling $437,897.

Lingman Lake Property

During the year ended December 31, 2019, the Company staked certain mineral claims known as Lingman Lake located northwest of Thunder Bay, Ontario. The Company incurred total acquisition and related costs of $Nil (December 31, 2020 - $Nil) during the year ended December 31, 2021. As at December 31, 2021, management elected not to proceed with further exploration on the property. Accordingly, all acquisition and exploration related costs were impaired as at December 31, 2021, totalling $27,657.

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Maniitsoq Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000,000 on or before